SUBSEQUENT EVENTS	6 Months Ended	9 Months Ended
	Jun. 30, 2020	Sep. 30, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 8. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date financial statements were available to be issued. Based upon this review, the Company did not identify any additional subsequent events that would have required adjustment or disclosure in the financial statements which have not previously been disclosed within the financial statements.

NOTE 8. SUBSEQUENT EVENTS

Proposed Business Combination

On October 14, 2020, the Company and E2open Holdings, LLC (“E2open”), a Delaware limited liability company, entered into a definitive business combination agreement (the “Business Combination Agreement”).  The Business Combination Agreement, dated October 14, 2020 (the “Effective Date”), was entered into by and among the Company, Sonar Merger Sub I, LLC, a Delaware limited liability company (“Blocker Merger Sub 1”), Sonar Merger Sub II, LLC, a Delaware limited liability company (“Blocker Merger Sub 2”), Sonar Merger Sub III, LLC, a Delaware limited liability company (“Blocker Merger Sub 3”), Sonar Merger Sub IV, LLC, a Delaware limited liability company (“Blocker Merger Sub 4”), Sonar Merger Sub V, LLC, a Delaware limited liability company (“Blocker Merger Sub 5”), Sonar Merger Sub VI, LLC, a Delaware limited liability company (“Blocker Merger Sub 6,” and together with Blocker Merger Sub 1, Blocker Merger Sub 2, Blocker Merger Sub 3, Blocker Merger Sub 4 and Blocker Merger Sub 5, the “Blocker Merger Subs”), Insight (Cayman) IX Eagle Blocker, LLC, a Delaware limited liability company (“Insight Cayman Blocker”), Insight (Delaware) IX Eagle Blocker, LLC, a Delaware limited liability company (“Insight Delaware Blocker”), Insight GBCF (Cayman) Eagle Blocker, LLC, a Delaware limited liability company (“Insight GBCF Cayman Blocker”), Insight GBCF (Delaware) Eagle Blocker, LLC, a Delaware limited liability company (“Insight GBCF Delaware Blocker”), Elliott Eagle JV LLC, a Delaware limited liability company (“Elliott Eagle Blocker”), PDI III E2open Blocker Corp., a Delaware corporation (“PDI Blocker,” and together with Insight Cayman Blocker, Insight Delaware Blocker, Insight GBCF Cayman Blocker, Insight GBCF Delaware Blocker, and Elliott Eagle Blocker, the “Blockers”), Elliott Associates, L.P., a Cayman Islands limited partnership, Elliott International, L.P., a Delaware limited partnership, Sonar Company Merger Sub, LLC a Delaware limited liability company (“Company Merger Sub,” and together with the Buyer and the Blocker Merger Subs, the “Buyer Parties”), E2open, and Insight Venture Partners, LLC, a Delaware limited liability company, solely in its capacity as representative of the Blocker Owners and E2open Equityholders (the “Equityholder Representative”).

The Business Combination Agreement provides for the consummation of the following transactions (collectively, the “Business Combination”): (a) the Company will change its jurisdiction of incorporation by deregistering as an exempted company in the Cayman Islands and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware (the “Domestication”), upon which time the Company will change its name to “E2open Parent Holdings, Inc.”; and (b) the Company will, through a series of mergers, acquire equity interests of E2open from the Blockers and the holders of equity interests in E2open, in exchange for (i) with respect to the Blockers and vested optionholders, a combination of cash consideration and shares of newly issued Class A common stock, par value $0.0001 per share, of the Company (“PubCo Class A Common Stock”), shares of newly issued Series B-1 common stock, par value $0.0001 per share, of the Company (“PubCo Class B-1 Common Stock”), and shares of newly issued Series B-2 common stock, par value $0.0001 per share, of the Company (“PubCo Class B-2 Common Stock”) each of which will be subject to performance-based vesting conditions equivalent to the RCUs (defined below), (ii) with respect to unvested optionholders, an award of restricted share units representing the right to receive a number of shares of the PubCo Class A Common Stock and shares of the PubCo Class B-1 Common Stock and the PubCo Class B-2 Common Stock, (iii) with respect to unitholders, a combination of cash consideration and Common Units in E2open (each, an “E2open Unit”) and a corresponding number of shares of Class V common stock, par value $0.0001 per share, of the Company (“PubCo Class V Common Stock”), which will have no economic value, but will entitle the holder thereof to one vote per share and will be issued on a one-for-one basis for each membership unit in E2open, and Series 1 Restricted Common Units (“Series 1 RCUs”) and Series 2 Restricted Common Units (“Series 2 RCUs” and together with Series 1 RCUs, the “RCUs”), which will be subject to performance based vesting conditions set forth in the limited liability company agreement of E2open, which will be amended and restated in its entirety upon consummation of the Business Combination (the “A&R Company LLCA”), (iv) be restricted, (v) not be exchangeable for the PubCo Class A Common Stock until vested, and (vi) accrue the right to distributions on E2open Units from E2open, such distributions to be payable upon vesting.

The A&R Company LLCA will provide that the equityholders in E2open shall have the right to exchange their E2open Units, together with the cancelation of an equal number of shares of PubCo Class V Common Stock, into PubCo Class A Common Stock, subject to certain restrictions set forth therein.

Immediately prior to the consummation of the Business Combination (the “Closing”), the Company will effect the Domestication pursuant to which (a) each Class A ordinary share and each Class B ordinary share of the Company will automatically convert into one share of PubCo Class A Common Stock (excluding, however, an aggregate of 2,500,000 Class B ordinary shares held by CC Neuberger Principal Holdings I Sponsor LLC (the “Sponsor”) and the Company’s independent directors, which will instead automatically be converted into 2,500,000 shares of PubCo Class B-1 Common Stock of the Company pursuant to the Sponsor Side Letter (as defined below)) and (b) the outstanding warrants to purchase Class A ordinary shares of the Company will automatically become exercisable for PubCo Class A Common Stock.

Following the consummation of the Business Combination, the combined company will be organized in an “Up-C” structure, in which substantially all of the assets and business of the Company will be held by E2open. The combined company’s business will continue to operate through the subsidiaries of E2open and the Company’s sole direct asset will be the equity interests of E2open held by it.

Representations and Warranties, Covenants

Under the Business Combination Agreement, parties to the agreement made customary representations and warranties for transactions of this type regarding themselves. The representations and warranties made under the Business Combination Agreement will not survive the Closing. In addition, the parties to the Business Combination Agreement agreed to be bound by certain covenants that are customary for transactions of this type. The covenants made under the Business Combination Agreement generally will not survive the Closing, with the exception that certain covenants and agreements that by their terms are to be performed in whole or in part after the Closing will survive in accordance with the terms of the Business Combination Agreement.

Conditions to Each Party’s Obligations

The consummation of the Business Combination is subject to the satisfaction or waiver of certain customary closing conditions of the respective parties, including, without limitation: (a) the approval and adoption by the Company’s shareholders of the Business Combination Agreement and transactions contemplated thereby; (b) the expiration or termination of any applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended; (c) the absence of a Material Adverse Effect (as defined in the Business Combination Agreement) since the Effective Date; (d) in respect of E2open’s obligation to close, the cash proceeds from the trust account established for the purpose of holding the net proceeds of the Company’s initial public offering, net of any amounts paid to its shareholders that exercise their redemption rights in connection with the Business Combination, plus the PIPE Financing (defined below), plus $200,000,000 pursuant to that certain Forward Purchase Agreement by and between Neuberger Berman Opportunistic Capital Solutions Master Fund LP (“NBOKS”) and the Company, dated as of April 28, 2020 (the “Forward Purchase Agreement”), as amended by the FPA Side Letter (defined below), plus any amount raised pursuant to permitted equity financings prior to Closing, plus any amount funded pursuant to the Backstop Agreement (defined below) (collectively “Available Cash”), in the aggregate equaling no less than $1,020,000,000 at the Closing, less the amount of certain expenses, to the extent under an agreed cap, if any, and (e) in respect of the Company’s obligation to close, Available Cash equaling no less than $920,000,000 at the Closing, less the amount of certain expenses, to the extent under an agreed cap, if any.

Termination

The Business Combination Agreement may be terminated under certain customary and limited circumstances at any time prior to the Closing, including (i) by the mutual written consent of the Company and E2open, or (ii) by written notice from E2open or the Company to the other party or parties, if the Closing has not occurred by April 14, 2021 (the “Outside Date”), provided that such right to terminate is not available to either E2open and the Blockers or to the Buyer Parties if such party exercising the right is in material breach of its representations, warranties, covenants or agreements under the Business Combination Agreement (including, with respect to the Blockers, any breach by E2open).

PIPE Financing (Private Placement)

In connection with the signing of the Business Combination Agreement, the Company entered into subscription agreements (the “Subscription Agreements”) with certain investors, including certain current equityholders of the Company and E2open (collectively, the “PIPE Investors”).

Pursuant to the Subscription Agreements, the PIPE Investors agreed to subscribe for and purchase, and the Company agreed to issue and sell to such investors, on the closing date, an aggregate of 52,000,000 shares of PubCo Class A Common Stock for a purchase price of $10.00 per share, for aggregate gross proceeds of $520,000,000 (the “PIPE Financing”).

The closing of the PIPE Financing is contingent upon, among other things, the substantially concurrent consummation of the Business Combination. The Subscription Agreements provide that the Company will grant the PIPE Investors in the PIPE Financing certain customary registration rights.

Forward Purchase Side Letter

In connection with the signing of the Business Combination Agreement, the Company and NBOKS  entered into a side letter to the Forward Purchase Agreement (the “FPA Side Letter”), pursuant to which, among other things, NBOKS confirmed the allocation to the Company of $200,000,000 under the Forward Purchase Agreement and its agreement to, at Closing, subscribe for 20,000,000 Class A ordinary shares of the Company, and 5,000,000 Forward Purchase Warrants (as defined therein).

Backstop Agreement

In connection with the signing of the Business Combination Agreement, the Company and NBOKS  entered into that certain Backstop Facility Agreement (the “Backstop Agreement”) whereby NBOKS agreed to, subject to the availability of capital it has committed to all SPACs sponsored by CC Capital Partners, LLC and NBOKS on a first come first serve basis and the other terms and conditions included therein, at Closing, subscribe for PubCo Class A Common Shares to fund redemptions by shareholders of the Company in connection with the Business Combination in an amount of up to $300,000,000.

Sponsor Side Letter

Concurrently with the execution of the Business Combination Agreement, the Sponsor, the members of the Sponsor and the Company’s independent directors entered into a Sponsor Side Letter Agreement (the “Sponsor Side Letter Agreement”), pursuant to which, at Closing, an aggregate of 2,500,000 Class B ordinary shares of the Company held by the Sponsor and the Company’s independent directors will automatically convert into 2,500,000 shares of PubCo Class B-1 Common Stock, par value $0.0001 per share. All such shares of PubCo Class B-1 Common Stock are restricted shares that are subject to certain performance-based conversion events and upon the occurrence of which such PubCo Class B-1 Common Stock would convert on a one-for-one basis into PubCo Class A Common Stock. The shares of PubCo Class B-1 Common Stock will accrue and be entitled to dividends paid on the PubCo Class A Common Stock, with such dividends payable upon the conversion of the shares of PubCo Class B-1 Common Stock into shares of PubCo Class A Common Stock. Any shares of PubCo Class B-1 Common Stock that have not converted into shares of PubCo Class A Common Stock by the the tenth anniversary of the Closing shall be automatically cancelled, and any accrued dividends shall be forfeited in connection therewith.

Investor Rights Agreement

Concurrently with the consummation of the Business Combination, the Sponsor, certain Company Equityholders (as defined therein), equityholders of certain Blockers, and certain other parties thereto will, among other things, enter into an investor rights agreement with the Company (the “Investor Rights Agreement”) relating to, among other things, the composition of the board of directors of  the Company following the Business Combination, certain voting and standstill provisions, certain customary registration rights, including demand and piggy-back rights, subject to cooperation and cut-back provisions, and lockup restrictions. Pursuant to the Investor Rights Agreement, the Sponsor, the equityholders of the Sponsor, certain Company Equityholders and equityholders of certain Blockers each agree with the Company that, until the later of one year and the date of the Company’s 2022 annual stockholder meeting, such party will not take certain actions with respect to the voting of such party’s equity securities in the Company.

Tax Receivable Agreement

In connection with the Closing, the Company will enter into a tax receivable agreement (the “Tax Receivable Agreement”) with certain equityholders of E2open. Pursuant to the Tax Receivable Agreement, the Company will be required to pay the equityholders party thereto 85% of the amount of savings, if any, in U.S. federal, state and local income tax that the Company actually realizes as a result of certain preexisting tax attributes as well as the increases in tax basis and certain other tax benefits related to the payment of the cash consideration pursuant to the Business Combination Agreement and any exchanges of units in E2open for PubCo Class A Common Stock.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date financial statements were available to be issued. Based upon this review, the Company did not identify any additional subsequent events that would have required adjustment or disclosure in the financial statements which have not previously been disclosed within the financial statements.